Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2020
ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Additional - Condensed Financial Information of Registrant
25.	ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS
The condensed financial statements of Sohu.com Limited have been prepared in accordance with Securities and Exchange Commission Regulation
S-X
Rule
5-04
and Rule
12-04.
The Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments and long-term loans to subsidiaries and VIEs are presented on the balance sheet as “Interests in subsidiaries and VIEs” and the loss of the subsidiaries and VIEs is presented as “Share of loss of subsidiaries and VIEs” in the statement of comprehensive income.
The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
As of December 31, 2019 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.
SOHU.COM LIMITED
CONDENSED BALANCE SHEETS
(In thousands)

	As of December 31,
	2019	2020
ASSETS
Current assets:
Cash and cash equivalents	$3,756	$586
Prepaid and other current assets	744	1,609
Due from subsidiaries and VIEs	530,182	528,218

Total current assets	534,682	530,413
Interests in subsidiaries and VIEs	22,093	0
Other assets, net	27,736	27,496

Total assets	$584,511	$557,909

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities	3,757	1,932
Deficit of investment in subsidiaries and VIEs	0	50,101
Long-term liabilities	152,300	158,507

Total liabilities	156,057	210,540

Shareholders’ equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,269 shares and 39,306 shares, respectively, issued and outstanding as of December 31, 2019 and 2020)	39	39
Additional paid-in capital	948,201	952,733
Accumulated other comprehensive income	24,351	29,189
Accumulated deficit	(544,137)	(634,592)

Total shareholders’ equity	428,454	347,369

Total liabilities and shareholders’ equity	$584,511	$557,909

SOHU.COM LIMITED
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(In thousands)

	Year Ended December 31,
	2018	2019	2020
Revenues	$0	$0	$0
Cost of revenues	0	0	0

Gross profit	0	0	0

Operating expenses:
General and administrative	12,206	2,320	1,613

Operating loss	(12,206)	(2,320)	(1,613)
Share of loss of subsidiaries and VIEs	(232,307)	(184,092)	(77,221)
Other income/(expense)	22	44,738	(1,083)
Interest income	5,865	225	12

Loss before income tax expense/(benefit)	(238,626)	(141,449)	(79,905)
Income tax expense/(benefit)	(78,544)	7,887	6,207

Net loss	(160,082)	(149,336)	(86,112)

Other comprehensive income/(loss)	(13,494)	24,351	29,189

Comprehensive loss	$(173,576)	$(124,985)	$(56,923)

SOHU.COM LIMITED
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2018	2019	2020
Cash flows from operating activities:
Net loss	$(160,082)	$(149,336)	$(86,112)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss from subsidiaries and VIEs	232,307	184,092	77,221
Share-based compensation expense/(benefit)	(1,916)	395	0
Others	(993)	0	0
Changes in current assets and liabilities:
Due from subsidiaries and VIEs	(2,963)	(59,533)	1,964
Prepaid and other current assets	(3,996)	425	(865)
Tax liabilities	(79,569)	7,886	6,207
Accrued liabilities	1,892	(3,715)	(1,825)

Net cash used in operating activities	(15,320)	(19,786)	(3,410)

Cash flows from investing activities:
Dividend received	0	7,050	0

Net cash used in operating activities	0	7,050	0

Net decrease in cash, cash equivalents, restricted cash and restricted time deposits	(15,320)	(12,736)	(3,410)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	2,845	16,732	3,996
Cash and cash equivalents, restricted cash and restricted time deposits of Sohu.com Limited at the date of the liquidation of Sohu.com Inc.	29,207	0	0

Cash, cash equivalents, restricted cash and restricted time deposits at end of year	$16,732	$3,996	$586

Reconciliation of cash, cash equivalents, and restricted time deposits to the condensed balance sheets:
Cash and cash equivalents	$16,492	$3,756	$586
Restricted time deposits included in other assets	240	240	0

Total cash, cash equivalents, restricted cash and restricted time deposits at end of year	$16,732	$3,996	$586